Segment Information (Information about Operating Results and Assets for Each Segment) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Selling, General and Administrative Expenses
Segment reporting information [Line Items]
Restructuring costs	¥ 15,656